Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 11	$ 111,869	$ (50,509)	$ 61,371		$ 61,371
Balance, shares at Dec. 31, 2022	449,473	10,614,319
Conversion of Series A Convertible Preferred Shares to common stock			3	(1)	2		2
Conversion of Series A Convertible Preferred Shares to common stock, shares	(45,842)
Conversion of Series A Convertible Preferred Shares to common stock, shares		204,819
Preferred stock dividends ($1.6150 per share)				(797)	(797)		(797)
Common stock re-purchase program			(1,244)		(1,244)		(1,244)
Common stock re-purchase program, shares		(331,591)
Restricted common stock grants			171		171		171
Restricted common stock grants, shares		55,000
Net income/(loss)				37,037	37,037	(201)	36,836
Contributions from non-controlling interest						4,520	4,520
Common stock re-purchase program, shares		(331,591)
Ending balance, value at Dec. 31, 2023		$ 11	110,799	(14,270)	96,540	4,319	100,859
Balance, shares at Dec. 31, 2023	403,631	10,542,547
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(460)
Conversion of Series A Convertible Preferred Shares to common stock, shares		2,053
Preferred stock dividends ($1.6150 per share)				(586)	(586)		(586)
Common stock re-purchase program			(1,486)		(1,486)		(1,486)
Common stock re-purchase program, shares		(331,558)
Restricted common stock grants			62		62		62
Restricted common stock grants, shares		72,500
Net income/(loss)				12,868	12,868	(361)	12,507
Contributions from non-controlling interest						5,880	5,880
Common stock issued for vessel acquisition			1,382		1,382		1,382
Common stock issued for vessel acquisition, shares		267,857
Deemed dividend from vessel acquisition			(5,325)		(5,325)	(3,550)	(8,875)
Redemption of Series A Convertible Preferred shares			(7,397)	(2,682)	(10,079)		(10,079)
Redemption of Series A Convertible Preferred shares, shares	(403,171)
Ending balance, value at Dec. 31, 2024		$ 11	98,035	(4,670)	93,376	6,288	99,664
Balance, shares at Dec. 31, 2024		10,553,399
Restricted common stock grants			263		263		263
Net income/(loss)				1,994	1,994	(59)	1,935
Common stock re-purchase program			(472)		(472)		(472)
Common stock re-purchase program, shares		(134,538)
Canceled shares		$ (1)					(1)
Canceled, shares		(2)
Ending balance, value at Dec. 31, 2025		$ 10	$ 97,826	$ (2,676)	$ 95,160	$ 6,229	$ 101,389
Balance, shares at Dec. 31, 2025		10,418,859